Bank Borrowings - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021
Debt Instrument [Line Items]
Amount of bank borrowing	$ 30,373	$ 458	$ 0	$ 0
Collateral carrying amount	$ 69,562
Interest rate on borrowings	1.65%
Unsecured borrowings	$ 45,511	20,580	49,879
Bank borrowings	$ 65,793	$ 20,122	$ 49,879
Weighted average contractual interest rate	5.60%	6.30%	2.10%
Debt payable within five years	$ 30,373	$ 458	$ 0
Unsecured Debt [Member]
Debt Instrument [Line Items]
Interest rate on borrowings	0.25%
Hong Kong dollars [Member]
Debt Instrument [Line Items]
Amount of bank borrowing	$ 50,655
United States dollars [Member]
Debt Instrument [Line Items]
Amount of bank borrowing	15,000
Unsecured borrowings	$ 30,000